Property and equipment	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
2026

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
Cost

As at March 31, 2025	3,751	1,142	12,599	20,338	37,830
Additions	113	121	4,435	2,082	6,751
Disposals	(437)	(273)	(2,622)	(1,150)	(4,482)
As at March 31, 2026	3,427	990	14,412	21,270	40,099

Accumulated depreciation

As at March 31, 2025	2,013	810	7,889	10,016	20,728
Depreciation	600	160	3,388	2,702	6,850
Disposals	(437)	(273)	(2,622)	(1,150)	(4,482)
As at March 31, 2026	2,176	697	8,655	11,568	23,096

Net book value as at March 31, 2026	1,251	293	5,757	9,702	17,003
2025

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$

Cost

As at March 31, 2024	3,656	1,670	12,096	20,490	37,912
Additions	392	31	3,151	371	3,945
Disposals	(297)	(559)	(2,648)	(523)	(4,027)
As at March 31, 2025	3,751	1,142	12,599	20,338	37,830

Accumulated depreciation

As at March 31, 2024	1,701	1,155	7,203	7,357	17,416
Depreciation	609	214	3,334	3,182	7,339
Disposals	(297)	(559)	(2,648)	(523)	(4,027)
As at March 31, 2025	2,013	810	7,889	10,016	20,728

Net book value as at March 31, 2025	1,738	332	4,710	10,322	17,102